Financial Risks - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Unrealized losses	€ 345	€ 1,550
Total fair value	9,080	8,597
Debt securities and money market instruments Americas and Netherland [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	69,012	72,520
Unrealized gains	10,493	4,336
Unrealized losses	(327)	(1,352)
Total fair value	79,178	75,504
Fair value of instruments with unrealized gains	74,025	50,976
Fair value of instruments with unrealized losses	5,153	24,528
Debt securities and money market instruments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	78,052	81,073
Unrealized gains	11,289	4,673
Unrealized losses	(345)	(1,550)
Total fair value	88,995	84,196
Fair value of instruments with unrealized gains	83,192	55,253
Fair value of instruments with unrealized losses	5,803	28,943
Debt securities and money market instruments [member] | United States government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	7,443	6,973
Unrealized gains	1,377	603
Unrealized losses	(8)	(127)
Total fair value	8,812	7,449
Fair value of instruments with unrealized gains	8,478	4,772
Fair value of instruments with unrealized losses	335	2,676
Debt securities and money market instruments [member] | Dutch government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,869	4,908
Unrealized gains	1,448	1,136
Unrealized losses		(3)
Total fair value	6,316	6,040
Fair value of instruments with unrealized gains	6,267	6,002
Fair value of instruments with unrealized losses	49	38
Debt securities and money market instruments [member] | Other government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	8,901	11,327
Unrealized gains	2,989	684
Unrealized losses	(17)	(54)
Total fair value	11,872	11,957
Fair value of instruments with unrealized gains	11,662	11,105
Fair value of instruments with unrealized losses	210	852
Debt securities and money market instruments [member] | Insured residential mortgage backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	6,366	6,275
Unrealized gains	470	366
Unrealized losses	(25)	(84)
Total fair value	6,811	6,557
Fair value of instruments with unrealized gains	5,773	3,700
Fair value of instruments with unrealized losses	1,037	2,857
Debt securities and money market instruments [member] | Asset backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	3,776	4,948
Unrealized gains	103	65
Unrealized losses	(9)	(55)
Total fair value	3,869	4,958
Fair value of instruments with unrealized gains	2,881	1,825
Fair value of instruments with unrealized losses	989	3,133
Debt securities and money market instruments [member] | Corporate [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	40,552	39,770
Unrealized gains	4,853	1,748
Unrealized losses	(167)	(1,138)
Total fair value	45,238	40,379
Fair value of instruments with unrealized gains	42,801	21,441
Fair value of instruments with unrealized losses	2,437	18,939
Debt securities and money market instruments [member] | Money market investments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	5,169	5,955
Total fair value	5,169	5,955
Fair value of instruments with unrealized gains	4,702	5,701
Fair value of instruments with unrealized losses	467	254
Debt securities and money market instruments [member] | Other [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	976	919
Unrealized gains	49	71
Unrealized losses	(117)	(88)
Total fair value	908	902
Fair value of instruments with unrealized gains	628	707
Fair value of instruments with unrealized losses	€ 280	€ 194